Label	Element	Value
FIMMFunds-SelectComboPRO | ForeignExposureMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-SelectComboPRO | ForeignExposureMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-SelectComboPRO | MunicipalMarketVolatilityMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-SelectComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | IncomeRiskMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | IncomeRiskMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | IncomeRiskMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-SelectComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | FinancialServicesConcentrationMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-SelectComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-SelectComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | ForeignExposureMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-Class2ComboPRO | ForeignExposureMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-Class2ComboPRO | MunicipalMarketVolatilityMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-Class2ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class2ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | FinancialServicesConcentrationMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-Class2ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class2ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | ForeignExposureMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-Class1ComboPRO | ForeignExposureMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-Class1ComboPRO | MunicipalMarketVolatilityMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-Class1ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class1ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | FinancialServicesConcentrationMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-Class1ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class1ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | ForeignExposureMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-Class3ComboPRO | ForeignExposureMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FIMMFunds-Class3ComboPRO | MunicipalMarketVolatilityMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FIMMFunds-Class3ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class3ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | FinancialServicesConcentrationMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-Class3ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class3ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Tax-Exempt Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class4ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class4ComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-Class4ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class4ComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-Class4ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-Class4ComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | ForeignExposureMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FIMMFunds-InstitutionalComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | IncomeRiskMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | IncomeRiskMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | IncomeRiskMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FIMMFunds-InstitutionalComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | IssuerSpecificChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | FinancialServicesConcentrationMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FIMMFunds-InstitutionalComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Government Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Money Market Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FIMMFunds-InstitutionalComboPRO | InterestRateChangesMember | Fidelity Investments Money Market Treasury Only Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.